Ambassador Funds
                      500 Griswold Street, Suite 2800
                             Detroit, MI 48226



                             November 1, 2007


VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

          RE:  AMBASSADOR FUNDS (THE "REGISTRANT")
               NO. 333-36796 (1933 ACT)

Dear Sir or Madam:

     Pursuant to Rule 497(j), this letter will certify that the form of Prospectuses, dated October 31, 2007, for the Ambassador Money Market Fund and the Michigan Investment Trust, Government Money Market Series, and the forms of Statement of Additional Information, dated October 31, 2007, for each of such funds that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from those contained in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on October 31, 2007, and became effective on that date. Please contact the undersigned should you have any questions.

                         Sincerely,


                         /S/ PAUL R. RENTENBACH
                         Paul R. Rentenbach
                         Counsel to the Registrant





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